1
DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2022
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost,
Shares Security Description Value
Common Stock - 99.2%
Communication Services - 2.7%
18,192 Cable One, Inc. $ 15,518,686
Consumer Discretionary - 5.8%
202,306 CarMax, Inc.
(a)
13,356,242
165,465 Chewy, Inc.
(a)
5,083,085
145,873 Floor & Decor Holdings, Inc.,
Class A
(a)
10,249,037
134,100 Wayfair, Inc., Class A
(a)
4,364,955
33,053,319
Consumer Staples - 1.4%
532,598 Utz Brands, Inc. 8,042,230
Financials - 6.6%
182,897 Goosehead Insurance, Inc.,
Class A
(a)
6,518,449
14,481 Markel Corp.
(a)
15,700,590
63,734 Moody's Corp. 15,494,373
37,713,412
Health Care - 20.0%
328,223 Azenta, Inc. 14,067,638
59,262 Bio-Techne Corp. 16,830,408
35,381 IDEXX Laboratories, Inc.
(a)
11,527,130
88,802 Illumina, Inc.
(a)
16,942,533
91,205 Intuitive Surgical, Inc.
(a)
17,095,465
75,964 Teleflex, Inc. 15,303,707
131,453 Veeva Systems, Inc., Class A
(a)
21,673,971
113,440,852
Industrials - 29.3%
302,912 CoStar Group, Inc.
(a)
21,097,821
395,182 Fastenal Co. 18,194,179
210,551 HEICO Corp., Class A 24,133,356
65,133 Old Dominion Freight Line, Inc. 16,203,136
86,490 SiteOne Landscape Supply, Inc.
(a)
9,007,069
40,796 TransDigm Group, Inc.
(a)
21,410,557
62,030 Verisk Analytics, Inc. 10,577,976
172,371 Waste Connections, Inc. 23,292,493
563,750 WillScot Mobile Mini Holdings
Corp.
(a)
22,736,037
166,652,624
Information Technology - 20.1%
96,255 ANSYS, Inc.
(a)
21,339,733
36,476 Atlassian Corp. PLC, Class A
(a)
7,681,481
224,879 BlackLine, Inc.
(a)
13,470,252
62,730 Crowdstrike Holdings, Inc.,
Class A
(a)
10,338,531
204,436 Guidewire Software, Inc.
(a)
12,589,169
60,144 Okta, Inc.
(a)
3,420,389
367,194 PROS Holdings, Inc.
(a)
9,069,692
Shares Security Description Value
Information Technology - 20.1% (continued)
137,021 Sprout Social, Inc., Class A
(a)
$ 8,314,434
24,033 Tyler Technologies, Inc.
(a)
8,351,468
134,283 WNS Holdings, Ltd., ADR
(a)
10,989,721
113,139 Workiva, Inc.
(a)
8,802,214
114,367,084
Materials - 7.4%
171,945 Ecolab, Inc. 24,832,297
109,124 Vulcan Materials Co. 17,209,946
42,042,243
Real Estate - 5.9%
312,373 CBRE Group, Inc., Class A
(a)
21,088,301
43,503 SBA Communications Corp. REIT 12,383,129
33,471,430
Total Common Stock (Cost $620,575,132) 564,301,880
Money Market Fund - 0.9%
5,283,184 First American Treasury
Obligations Fund,
Class X, 2.87%
(b)
(Cost $5,283,184) 5,283,184
Investments, at value - 100.1% (Cost
$625,858,316) $ 569,585,064
Other Assets & Liabilities, Net - (0.1)% (663,225)
Net Assets - 100.0% $ 568,921,839
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of September
30, 2022.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2022
which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and Level
2 is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 564,301,880
Level 2 - Other Significant Observable Inputs 5,283,184
Level 3 - Significant Unobservable Inputs –
Total $ 569,585,064